Income Tax Benefit/(Expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021
Unused tax losses
Potential tax benefit at local tax rates	$ 78,700	$ 77,738
Other temporary differences
Potential tax benefit at local tax rates	8,307	7,424
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
Deferred tax assets not brought to account	$ 90,227	$ 88,382